                                                                   June 30, 2001



                                                              semi-annual report






The ProFunds VP
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Small-Cap











[Logo]
ProFunds(SM)

PROFUNDS VP

                           Message from the Chairman

Dear Shareholders:

  I am pleased to present the Semi-Annual Report to Shareholders of ProFunds VP for the six months ended June 30, 2001.

  The first six months of the year, in most respects, were a continuation of the previous nine. The downward trend in the broad equity markets continued, although at a slower pace. Technology stocks continued to slide. Corporate earnings reports, apart from a few bright spots, were largely negative. And the U.S. economy experienced its slowest quarterly growth in eight years. On the positive side, economic indicators have recently "turned mixed" from being universally negative, according to Federal Reserve Chairman Alan Greenspan.

  ProFunds thanks you for placing your confidence in us during this period of uncertainty and has sought to sustain your confidence by fulfilling your investment expectations.

  Importantly, ProFunds continued its success in meeting daily investment objectives. For the past six months, the average statistical correlation of the ProFunds was .99, with 1.00 being a perfect correlation.

  In the pages that follow you'll find a detailed discussion of ProFunds VP and their performance for the first six months of 2001. We encourage you to read this material carefully. Again, we deeply appreciate your confidence and support.

Sincerely,

                                                            /s/ Michael L. Sapir
Michael L. Sapir
Chairman

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Bull                                                    June 30, 2001
(Unaudited)

 Common Stocks (98.8%)

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

Abbott Laboratories..........................................    652 $   31,303
ADC Telecommunications, Inc.*................................    328      2,165
Adobe Systems, Inc. .........................................    100      4,700
Advanced Micro Devices, Inc.*................................    144      4,159
AES Corp.*...................................................    224      9,643
Aetna, Inc.*.................................................     60      1,552
AFLAC, Inc. .................................................    222      6,991
Agilent Technologies, Inc.*..................................    192      6,240
Air Products & Chemicals, Inc. ..............................     96      4,392
Alberto-Culver Co. ..........................................     24      1,009
Albertson's, Inc. ...........................................    170      5,098
Alcan Aluminium Ltd. ........................................    134      5,631
Alcoa, Inc. .................................................    362     14,262
Allegheny Energy, Inc. ......................................     52      2,509
Allegheny Technologies, Inc. ................................     34        615
Allergan, Inc................................................     56      4,788
Allied Waste Industries, Inc.*...............................     82      1,532
Allstate Corp. ..............................................    304     13,373
Alltel Corp. ................................................    132      8,086
Altera Corp.*................................................    162      4,698
Ambac Financial Group, Inc. .................................     44      2,561
Amerada Hess Corp. ..........................................     38      3,070
Ameren Corp. ................................................     58      2,477
American Electric Power, Inc. ...............................    136      6,279
American Express Co. ........................................    556     21,573
American General Corp. ......................................    210      9,755
American Greetings Corp.--Class A............................     26        286
American Home Products Corp. ................................    552     32,259
American International Group, Inc. ..........................    980     84,280
American Power Conversion Corp.*.............................     82      1,292
Amgen, Inc.*.................................................    438     26,578
AMR Corp.*...................................................     64      2,312
AmSouth Bancorporation.......................................    156      2,884
Anadarko Petroleum Corp. ....................................    106      5,727
Analog Devices*..............................................    152      6,574
Andrew Corp.*................................................     34        627
Anheuser-Busch Cos., Inc. ...................................    378     15,574
AOL-Time Warner, Inc.*.......................................  1,862     98,687
AON Corp. ...................................................    110      3,850
Apache Corp. ................................................     52      2,639
Apple Computer, Inc.*........................................    146      3,395
Applera Corp.--Applied Biosystems Group......................     88      2,354
Applied Materials, Inc.*.....................................    342     16,792
Applied Micro Circuits Corp.*................................    126      2,167
Archer-Daniels-Midland Co. ..................................    266      3,458
Ashland, Inc. ...............................................     30      1,203
AT&T Corp. ..................................................  1,450     31,900
Autodesk, Inc. ..............................................     22        821
Automatic Data Processing, Inc. .............................    262     13,021
AutoZone, Inc.*..............................................     48      1,800
Avaya, Inc.*.................................................    120      1,644
Avery Dennison Corp. ........................................     46      2,348
Avon Products, Inc. .........................................    100      4,628
Baker Hughes, Inc. ..........................................    142      4,757
Ball Corp. ..................................................     12        571
Bank of America Corp. .......................................    674     40,461
Bank of New York Co., Inc. ..................................    310     14,880
Bank One Corp. ..............................................    490     17,542
Bard (C.R.), Inc. ...........................................     22      1,253

 Common Stocks, continued

                                                                    Market
                                                           Shares   Value
                                                           ------ ----------

Barrick Gold Corp. .......................................    166 $    2,515
Bausch & Lomb, Inc. ......................................     22        797
Baxter International, Inc. ...............................    250     12,250
BB&T Corp. ...............................................    172      6,312
Bear Stearns Cos., Inc. ..................................     44      2,595
Becton, Dickinson & Co. ..................................    108      3,865
Bed Bath & Beyond, Inc.*..................................    122      3,660
BellSouth Corp. ..........................................    788     31,733
Bemis Co., Inc. ..........................................     22        884
Best Buy Co., Inc.*.......................................     88      5,590
Big Lots, Inc.*...........................................     48        657
Biogen, Inc.*.............................................     62      3,370
Biomet, Inc. .............................................     76      3,653
Black & Decker Corp. .....................................     34      1,342
Block H & R, Inc. ........................................     38      2,453
BMC Software, Inc.*.......................................    102      2,299
Boeing Co. ...............................................    366     20,349
Boise Cascade Corp. ......................................     24        844
Boston Scientific Corp.*..................................    168      2,856
Bristol-Myers Squibb Co. .................................    816     42,677
Broadcom Corp.--Class A*..................................    110      4,704
BroadVision, Inc.*........................................    114        570
Brown-Forman Corp. .......................................     28      1,790
Brunswick Corp. ..........................................     36        865
Burlington Northern Santa Fe Corp. .......................    164      4,948
Burlington Resources, Inc. ...............................     88      3,516
Cabletron Systems, Inc.*..................................     80      1,828
Calpine Corp.*............................................    126      4,763
Campbell Soup Co. ........................................    172      4,429
Capital One Financial Corp. ..............................     88      5,280
Cardinal Health, Inc. ....................................    188     12,972
Carnival Corp.--Class A...................................    246      7,551
Caterpillar, Inc. ........................................    144      7,207
Cendant Corp.*............................................    358      6,981
Centex Corp. .............................................     24        978
CenturyTel, Inc. .........................................     60      1,818
Charter One Financial, Inc. ..............................     86      2,743
Chevron Corp. ............................................    270     24,434
Chiron Corp.*.............................................     80      4,080
Chubb Corp. ..............................................     74      5,730
CIGNA Corp. ..............................................     62      5,941
Cincinnati Financial Corp. ...............................     68      2,686
Cinergy Corp. ............................................     66      2,307
Cintas Corp. .............................................     72      3,330
Circuit City Stores, Inc. ................................     88      1,584
Cisco Systems, Inc.*......................................  3,076     55,983
Citigroup, Inc. ..........................................  2,114    111,703
Citizens Communications Co.*..............................    110      1,323
Citrix Systems, Inc.*.....................................     78      2,722
Clear Channel Communications, Inc.*.......................    246     15,424
Clorox Co. ...............................................    100      3,385
CMS Energy Corp. .........................................     56      1,560
Coca-Cola Co. ............................................  1,046     47,069
Coca-Cola Enterprises, Inc. ..............................    176      2,878
Colgate-Palmolive Co. ....................................    236     13,922
Comcast Corp.--Special Class A*...........................    398     17,273
Comerica, Inc.............................................     76      4,378
Compaq Computer Corp. ....................................    710     10,998
Computer Associates International, Inc. ..................    242      8,712

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Bull                                                    June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                    Market
                                                           Shares   Value
                                                           ------ ----------

Computer Sciences Corp.*..................................     70 $    2,422
Compuware Corp.*..........................................    154      2,154
Comverse Technology, Inc.*................................     72      4,111
ConAgra, Inc. ............................................    226      4,477
Concord EFS, Inc.*........................................     94      4,889
Conexant Systems, Inc.*...................................    104        931
Conoco, Inc.--Class B.....................................    262      7,572
Conseco, Inc. ............................................    142      1,938
Consolidated Edison, Inc. ................................     90      3,582
Constellation Energy Group, Inc. .........................     68      2,897
Convergys Corp.*..........................................     72      2,178
Cooper Industries, Inc....................................     40      1,584
Cooper Tire & Rubber Co. .................................     30        426
Coors (Adolph) Co.--Class B...............................     16        803
Corning, Inc. ............................................    390      6,517
Costco Wholesale Corp.*...................................    190      7,805
Countrywide Credit Industries, Inc........................     50      2,294
Crane Co. ................................................     26        806
CSX Corp..................................................     90      3,262
Cummins Engine Co. .......................................     18        697
CVS Corp..................................................    166      6,408
Dana Corp. ...............................................     62      1,447
Danaher Corp. ............................................     60      3,360
Darden Restaurants, Inc. .................................     50      1,395
Deere & Co. ..............................................     98      3,709
Dell Computer Corp.*......................................  1,094     28,608
Delphi Automotive Systems Corp. ..........................    236      3,759
Delta Air Lines, Inc......................................     52      2,292
Deluxe Corp...............................................     30        867
Devon Energy Corp.........................................     54      2,835
Dillard's, Inc.--Class A..................................     36        550
Dollar General Corp. .....................................    138      2,691
Dominion Resources, Inc...................................    104      6,254
Donnelley (R.R.) & Sons Co. ..............................     50      1,485
Dover Corp................................................     86      3,238
Dow Chemical Co. .........................................    378     12,569
Dow Jones & Co., Inc. ....................................     36      2,150
DTE Energy Co.............................................     70      3,251
Du Pont (E.I.) de Nemours.................................    438     21,128
Duke Energy Corp. ........................................    324     12,639
Dynegy, Inc.--Class A.....................................    138      6,417
Eastman Chemical Co. .....................................     32      1,524
Eastman Kodak Co. ........................................    122      5,695
Eaton Corp. ..............................................     28      1,963
Ecolab, Inc. .............................................     54      2,212
Edison International......................................    136      1,516
El Paso Corp. ............................................    214     11,244
Electronic Data Systems Corp. ............................    196     12,250
Eli Lilly & Co. ..........................................    472     34,928
EMC Corp.*................................................    928     26,958
Emerson Electric Co. .....................................    180     10,889
Engelhard Corp. ..........................................     54      1,393
Enron Corp. ..............................................    314     15,386
Entergy Corp. ............................................     92      3,532
EOG Resources, Inc. ......................................     48      1,706
Equifax, Inc. ............................................     60      2,201
Exelon Corp. .............................................    134      8,592
Exxon Mobil Corp. ........................................  1,450    126,657
Fannie Mae................................................    420     35,763

 Common Stocks, continued

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

Federated Department Stores, Inc.*...........................     84 $    3,570
FedEx Corp.*.................................................    130      5,226
Fifth Third Bancorp..........................................    242     14,532
First Data Corp. ............................................    164     10,537
First Union Corp. ...........................................    412     14,395
FirstEnergy Corp. ...........................................     94      3,023
Fiserv, Inc.*................................................     52      3,327
Fleet Boston Financial Corp. ................................    456     17,989
Fluor Corp. .................................................     34      1,535
FMC Corp.*...................................................     14        960
Ford Motor Co. ..............................................    770     18,904
Forest Laboratories, Inc.*...................................     74      5,254
Fortune Brands, Inc. ........................................     64      2,455
FPL Group, Inc. .............................................     74      4,456
Franklin Resources, Inc. ....................................    112      5,126
Freddie Mac..................................................    292     20,440
Freeport-McMoran Copper & Gold, Inc.--Class B*...............     60        663
Gannett Co., Inc. ...........................................    112      7,381
Gap, Inc. ...................................................    362     10,498
Gateway, Inc.*...............................................    136      2,237
General Dynamics Corp. ......................................     84      6,536
General Electric Co. ........................................  4,176    203,579
General Mills, Inc. .........................................    120      5,254
General Motors Corp. ........................................    230     14,801
Genuine Parts Co. ...........................................     72      2,268
Georgia Pacific Corp. .......................................     94      3,182
Gillette Co. ................................................    444     12,872
Global Crossing Ltd.*........................................    372      3,214
Golden West Financial Corp. .................................     66      4,240
Goodrich (B.F.) Co. .........................................     44      1,671
Goodyear Tire & Rubber Co. ..................................     66      1,848
GPU, Inc. ...................................................     50      1,758
Grainger (W.W.), Inc. .......................................     40      1,646
Great Lakes Chemical Corp. ..................................     22        679
Guidant Corp.*...............................................    130      4,680
Halliburton Co. .............................................    180      6,408
Harley-Davidson, Inc. .......................................    128      6,026
Harrah's Entertainment, Inc.*................................     50      1,765
Hartford Financial Services Group, Inc. .....................    100      6,840
Hasbro, Inc. ................................................     72      1,040
HCA-The Healthcare Co. ......................................    226     10,213
Healthsouth Corp.*...........................................    164      2,619
Heinz (H.J.) Co. ............................................    146      5,970
Hercules, Inc.*..............................................     46        520
Hershey Foods Corp. .........................................     58      3,579
Hewlett-Packard Co. .........................................    816     23,338
Hilton Hotels Corp. .........................................    156      1,810
Home Depot, Inc. ............................................    980     45,618
Homestake Mining Co. ........................................    110        853
Honeywell International, Inc. ...............................    340     11,897
Household International, Inc. ...............................    194     12,940
Humana, Inc.*................................................     72        709
Huntington Bancshares, Inc. .................................    106      1,733
Illinois Tool Works, Inc. ...................................    128      8,102
IMS Health, Inc. ............................................    124      3,534
Inco Ltd.*...................................................     76      1,312
Ingersoll-Rand Co. ..........................................     68      2,802
Intel Corp. .................................................  2,826     82,660

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Bull                                                    June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

International Business Machines Corp. .......................    730 $   82,490
International Flavors & Fragrances, Inc. ....................     40      1,005
International Paper Co. .....................................    204      7,283
Interpublic Group Cos., Inc. ................................    160      4,696
Intuit, Inc.*................................................     88      3,519
ITT Industries, Inc. ........................................     36      1,593
J.P. Morgan Chase & Co. .....................................    834     37,197
Jabil Circuit, Inc.*.........................................     80      2,469
JDS Uniphase Corp.*..........................................    554      6,925
Jefferson-Pilot Corp. .......................................     64      3,092
John Hancock Financial Services, Inc. .......................    128      5,153
Johnson & Johnson............................................  1,260     63,001
Johnson Controls, Inc. ......................................     36      2,609
K Mart Corp.*................................................    206      2,363
KB Home......................................................     18        543
Kellogg Co. .................................................    170      4,930
Kerr-McGee Corp. ............................................     40      2,651
KeyCorp......................................................    178      4,637
KeySpan Corp. ...............................................     58      2,116
Kimberly-Clark Corp. ........................................    224     12,522
Kinder Morgan, Inc. .........................................     48      2,412
King Pharmaceuticals, Inc.*..................................     72      3,870
KLA-Tencor Corp.*............................................     78      4,561
Knight Ridder, Inc. .........................................     30      1,779
Kohls Corp.*.................................................    140      8,782
Kroger Co.*..................................................    340      8,500
Leggett & Platt, Inc. .......................................     82      1,807
Lexmark International Group, Inc.*...........................     54      3,632
Limited, Inc. ...............................................    180      2,974
Lincoln National Corp. ......................................     78      4,037
Linear Technology Corp. .....................................    134      5,925
Liz Claiborne, Inc. .........................................     22      1,110
Lockheed Martin Corp. .......................................    182      6,743
Loews Corp. .................................................     82      5,283
Louisiana-Pacific Corp. .....................................     44        516
Lowe's Cos., Inc. ...........................................    162     11,753
LSI Logic Corp.*.............................................    152      2,858
Lucent Technologies, Inc. ...................................  1,432      8,878
Manor Care, Inc.*............................................     44      1,397
Marriott International, Inc.--Class A........................    102      4,829
Marsh & McLennan Cos., Inc...................................    116     11,716
Masco Corp...................................................    194      4,842
Mattel, Inc..................................................    182      3,444
Maxim Integrated Products, Inc.*.............................    138      6,101
May Department Stores Co.....................................    126      4,317
Maytag Corp..................................................     32        936
MBIA, Inc....................................................     62      3,452
MBNA Corp....................................................    358     11,796
McDermott International, Inc.*...............................     26        303
McDonald's Corp..............................................    544     14,720
McGraw-Hill Cos., Inc........................................     82      5,424
McKesson HBOC, Inc...........................................    120      4,454
Mead Corp....................................................     42      1,140
MedImmune, Inc.*.............................................     90      4,248
Medtronic, Inc...............................................    508     23,373
Mellon Financial Corp........................................    200      9,200
Merck & Co., Inc.............................................    964     61,608
Mercury Interactive Corp.*...................................     34      2,037
Meredith Corp................................................     20        716

 Common Stocks, continued

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

Merrill Lynch & Co., Inc.....................................    352 $   20,856
MetLife, Inc.................................................    316      9,790
MGIC Investment Corp.........................................     46      3,341
Micron Technology, Inc.*.....................................    250     10,275
Microsoft Corp.*.............................................  2,262    165,126
Millipore Corp...............................................     20      1,240
Minnesota Mining & Mfg. Co...................................    166     18,941
Mirant Corp.*................................................    142      4,885
Molex, Inc...................................................     82      2,995
Moody's Corp.................................................     66      2,211
Morgan Stanley Dean Witter & Co..............................    468     30,060
Motorola, Inc................................................    924     15,301
Nabors Industries, Inc.*.....................................     62      2,306
National City Corp...........................................    252      7,757
National Semiconductor Corp.*................................     72      2,097
National Service Industries, Inc.............................     18        406
Navistar International Corp.*................................     24        675
NCR Corp.*...................................................     40      1,880
Network Appliance, Inc.*.....................................    136      1,863
New York Times Co.--Class A..................................     66      2,772
Newell Rubbermaid, Inc.......................................    112      2,811
Newmont Mining Corp..........................................     82      1,526
Nextel Communications, Inc.--Class A*........................    322      5,635
Niagara Mohawk Holdings, Inc.*...............................     68      1,203
NICOR, Inc...................................................     20        780
Nike, Inc.--Class B..........................................    114      4,787
NiSource, Inc................................................     86      2,350
Noble Drilling Corp.*........................................     56      1,834
Nordstrom, Inc...............................................     56      1,039
Norfolk Southern Corp........................................    162      3,353
Nortel Networks Corp.........................................  1,340     12,181
Northern Trust Corp..........................................     94      5,875
Northrop Grumman Corp........................................     36      2,884
Novell, Inc.*................................................    134        762
Novellus Systems, Inc.*......................................     60      3,407
Nucor Corp...................................................     32      1,564
Occidental Petroleum Corp. ..................................    156      4,148
Office Depot, Inc.*..........................................    126      1,308
Omnicom Group................................................     78      6,708
ONEOK, Inc. .................................................     26        512
Oracle Corp.*................................................  2,360     44,840
PACCAR, Inc. ................................................     32      1,645
Pactiv Corp.*................................................     66        884
Pall Corp. ..................................................     52      1,224
Palm, Inc.*..................................................    238      1,445
Parametric Technology Corp.*.................................    112      1,567
Parker Hannifin Corp. .......................................     50      2,122
Paychex, Inc. ...............................................    156      6,240
Penney (J.C.) Co. ...........................................    110      2,900
Peoples Energy Corp. ........................................     14        563
PeopleSoft, Inc.*............................................    124      6,105
PepsiCo, Inc. ...............................................    616     27,227
PerkinElmer, Inc. ...........................................     42      1,156
Pfizer, Inc. ................................................  2,654    106,292
PG&E Corp. ..................................................    162      1,814
Pharmacia Corp. .............................................    546     25,089
Phelps Dodge Corp. ..........................................     34      1,411
Philip Morris Cos., Inc. ....................................    924     46,893
Phillips Petroleum Co. ......................................    108      6,156

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Bull                                                    June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

Pinnacle West Capital Corp. .................................     36 $    1,706
Pitney Bowes, Inc. ..........................................    104      4,381
Placer Dome, Inc. ...........................................    138      1,352
PNC Bank Corp. ..............................................    122      8,026
Potlatch Corp. ..............................................     12        413
Power-One, Inc.*.............................................     34        566
PPG Industries, Inc. ........................................     70      3,680
PPL Corp. ...................................................     62      3,410
Praxair, Inc. ...............................................     68      3,196
Procter & Gamble Co. ........................................    544     34,707
Progress Energy, Inc. .......................................     86      3,863
Progressive Corp. ...........................................     32      4,326
Providian Financial Corp. ...................................    120      7,104
Public Service Enterprise Group, Inc. .......................     88      4,303
Pulte Corp. .................................................     18        767
QLogic Corp.*................................................     38      2,449
Quaker Oats Co. .............................................     56      5,110
Qualcomm, Inc.*..............................................    318     18,597
Quintiles Transnational Corp.*...............................     50      1,263
Qwest Communications International, Inc. ....................    698     22,245
RadioShack Corp. ............................................     78      2,379
Ralston-Ralston Purina Group.................................    130      3,903
Raytheon Co. ................................................    150      3,983
Reebok International Ltd.*...................................     24        767
Regions Financial Corp. .....................................     96      3,072
Reliant Energy, Inc. ........................................    126      4,058
Robert Half International, Inc.*.............................     74      1,842
Rockwell International Corp. ................................     76      2,897
Rohm & Haas Co. .............................................     92      3,027
Rowan Cos., Inc.*............................................     40        884
Royal Dutch Petroleum Co.--ADR...............................    902     52,559
Ryder System, Inc. ..........................................     26        510
Sabre Holdings Corp.*........................................     56      2,800
SAFECO Corp. ................................................     54      1,593
Safeway, Inc.*...............................................    212     10,176
Sanmina Corp.*...............................................    134      3,137
Sapient Corp.*...............................................     52        507
Sara Lee Corp. ..............................................    330      6,250
SBC Communications, Inc. ....................................  1,416     56,725
Schering-Plough Corp. .......................................    614     22,251
Schlumberger Ltd. ...........................................    240     12,636
Schwab (Charles) Corp. ......................................    582      8,905
Scientific-Atlanta, Inc. ....................................     68      2,761
Sealed Air Corp.*............................................     36      1,341
Sears, Roebuck & Co. ........................................    138      5,839
Sempra Energy................................................     86      2,351
Sherwin-Williams Co. ........................................     66      1,465
Siebel Systems, Inc.*........................................    190      8,911
Sigma-Aldrich Corp. .........................................     32      1,236
Snap-on, Inc. ...............................................     24        580
Solectron Corp.*.............................................    274      5,014
Southern Co. ................................................    288      6,696
SouthTrust Corp. ............................................    142      3,692
Southwest Airlines Co. ......................................    320      5,918
Sprint Corp. (FON Group).....................................    372      7,946
Sprint Corp. (PCS Group)*....................................    394      9,515
St. Jude Medical, Inc.*......................................     36      2,160
St. Paul Companies, Inc. ....................................     90      4,562
Stanley Works................................................     36      1,508

 Common Stocks, continued

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

Staples, Inc.*...............................................    192 $    3,070
Starbucks Corp.*.............................................    160      3,680
Starwood Hotels & Resorts Worldwide, Inc. ...................     84      3,132
State Street Corp. ..........................................    136      6,731
Stilwell Financial, Inc. ....................................     92      3,088
Stryker Corp. ...............................................     82      4,498
Sun Microsystems, Inc.*......................................  1,368     21,505
Sunoco, Inc. ................................................     36      1,319
SunTrust Banks, Inc. ........................................    122      7,903
SuperValu, Inc. .............................................     56        983
Symbol Technologies, Inc. ...................................     96      2,131
Synovus Financial Corp. .....................................    122      3,828
Sysco Corp. .................................................    282      7,656
T. Rowe Price Group, Inc. ...................................     52      1,944
Target Corp. ................................................    378     13,079
Tektronix, Inc.*.............................................     40      1,086
Tellabs, Inc.*...............................................    172      3,333
Temple-Inland, Inc. .........................................     20      1,066
Tenet Healthcare Corp.*......................................    136      7,016
Teradyne, Inc.*..............................................     74      2,449
Texaco, Inc. ................................................    232     15,451
Texas Instruments, Inc. .....................................    730     22,995
Textron, Inc. ...............................................     60      3,302
The Pepsi Bottling Group, Inc. ..............................     60      2,406
Thermo Electron Corp.*.......................................     76      1,674
Thomas & Betts Corp. ........................................     24        530
Tiffany & Co. ...............................................     62      2,246
Timken Co. ..................................................     26        440
TJX Cos., Inc. ..............................................    118      3,761
TMP Worldwide, Inc.*.........................................     44      2,640
Torchmark Corp. .............................................     52      2,091
Tosco Corp. .................................................     64      2,819
Toys R Us, Inc.*.............................................     84      2,079
Transocean Sedco Forex, Inc..................................    134      5,528
Tribune Co. .................................................    126      5,041
Tricon Global Restaurants, Inc.*.............................     62      2,722
TRW, Inc. ...................................................     52      2,132
Tupperware Corp. ............................................     24        562
TXU Corp. ...................................................    108      5,205
Tyco International Ltd. .....................................    814     44,363
U.S. Bancorp.................................................    802     18,278
Unilever NV--ADR.............................................    240     14,297
Union Pacific Corp. .........................................    104      5,711
Union Planters Corp. ........................................     58      2,529
Unisys Corp.*................................................    134      1,971
United Technologies Corp. ...................................    198     14,505
UnitedHealth Group, Inc......................................    134      8,275
Univision Communications, Inc.*..............................     88      3,765
Unocal Corp..................................................    102      3,483
UnumProvident Corp...........................................    102      3,276
US Airways Group, Inc.*......................................     28        680
USA Education, Inc. .........................................     68      4,964
UST, Inc. ...................................................     68      1,962
USX-Marathon Group, Inc. ....................................    130      3,836
USX-U.S. Steel Group, Inc. ..................................     38        766
Veritas Software Corp.*......................................    168     11,177
Verizon Communications, Inc. ................................  1,136     60,776
VF Corp. ....................................................     48      1,746
Viacom, Inc.--Class B*.......................................    748     38,709

              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Bull                                                   June 30, 2001
(Unaudited)

 Common Stocks, continued

                                                                       Market
                                                            Shares     Value
                                                           --------- ----------

 Visteon Corp. ...........................................       56  $    1,029
 Vitesse Semiconductor Corp.*.............................       78       1,641
 Vulcan Materials Co. ....................................       42       2,258
 Wachovia Corp. ..........................................       88       6,261
 Wal-Mart Stores, Inc. ...................................    1,880      91,743
 Walgreen Co. ............................................      428      14,615
 Walt Disney Co...........................................      878      25,365
 Washington Mutual, Inc. .................................      368      13,818
 Waste Management, Inc....................................      262       8,075
 Watson Pharmaceuticals, Inc.*............................       44       2,712
 Wellpoint Health Networks, Inc.*.........................       26       2,450
 Wells Fargo & Co. .......................................      722      33,522
 Wendy's International, Inc. .............................       48       1,226
 Westvaco Corp. ..........................................       42       1,020
 Weyerhaeuser Co. ........................................       90       4,947
 Whirlpool Corp. .........................................       28       1,750
 Willamette Industries, Inc. .............................       46       2,277
 Williams Cos., Inc. .....................................      204       6,722
 Winn-Dixie Stores, Inc. .................................       60       1,568
 WorldCom, Inc.--WorldCom Group*..........................    1,214      17,239
 Worthington Industries, Inc. ............................       36         490
 Wrigley (WM.) JR Co. ....................................       94       4,404
 Xcel Energy, Inc. .......................................      144       4,097
 Xerox Corp...............................................      292       2,794
 Xilinx, Inc.*............................................      140       5,774
 Yahoo!, Inc.*............................................      238       4,758
 Zions Bancorporation.....................................       38       2,242
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $4,660,971).......................................            4,626,012
                                                                     ----------
 U.S. Treasury Notes (0.4%)
                                                           Principal
                                                            Amount
                                                           ---------
 U.S. Treasury Note, 4.00%, 04/30/03......................  $19,000      18,932
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $18,932)..........................................               18,932
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $4,679,903)(a) (99.2%)............................            4,644,944
 Other assets in excess of liabilities (0.8%).............               39,565
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $4,684,509
                                                                     ==========

-----
Percentages indicated are based on net assets of $4,684,509.

  Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
  S&P 500 Future Contract expiring September 2001
   (Underlying face amount at value $61,584).............      1      $1,053

-----
* Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation....................................... $  89,748
      Unrealized depreciation.......................................  (124,707)
                                                                     ---------
      Net unrealized depreciation................................... $ (34,959)
                                                                     =========

ADR--American Depositary Receipt

The ProFund VP Bull's investment concentration based on net assets, by industry, as of June 30, 2001 was as follows:

Aerospace & Defense.......................................................  1.5%
Airlines..................................................................  0.2%
Automotive................................................................  1.0%
Banking...................................................................  6.8%
Biotechnology.............................................................  0.7%
Building & Construction...................................................  0.2%
Business Services.........................................................  1.6%
Chemicals.................................................................  1.1%
Computer Services.........................................................  0.5%
Computer Software.........................................................  5.7%
Computers.................................................................  5.7%
Consumer Products.........................................................  2.2%
Containers & Packaging....................................................  0.1%
Electrical & Electronics..................................................  1.3%
Energy & Utilities........................................................ 10.0%
Environmental Services....................................................  0.2%
Financial Services........................................................  6.7%
Food & Beverage...........................................................  3.7%
Health Care...............................................................  3.2%
Home Furnishings..........................................................  0.1%
Insurance.................................................................  4.5%
Machinery & Equipment.....................................................  6.8%
Media.....................................................................  5.0%
Metals & Mining...........................................................  0.7%
Office Equipment & Supplies...............................................  0.2%
Paper & Forest Products...................................................  0.5%
Pharmaceuticals...........................................................  8.2%
Retail & Wholesale........................................................  6.7%
Semiconductors............................................................  3.9%
Telecommunications........................................................  7.4%
Textiles & Apparel........................................................  0.3%
Tobacco...................................................................  1.0%
Toys......................................................................  0.1%
Transportation............................................................  0.5%
Travel & Entertainment....................................................  0.5%
Other.....................................................................  1.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $4,679,903)...........................  $4,644,944
 Cash..............................................................      41,145
 Dividends and interest receivable.................................       2,895
 Receivable for investments sold...................................         344
 Prepaid expenses..................................................         522
                                                                     ----------
 Total Assets......................................................   4,689,850
Liabilities:
 Variation margin on futures contracts.............................         148
 Advisory fees payable.............................................       2,885
 Management servicing fees payable.................................         577
 Administrative servicing fees payable.............................         769
 Distribution fees payable.........................................         962
                                                                     ----------
 Total Liabilities.................................................       5,341
                                                                     ----------
Net Assets.........................................................  $4,684,509
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $4,867,815
 Accumulated net investment loss...................................      (1,164)
 Accumulated net realized losses on investments and futures
  contracts........................................................    (148,236)
 Net unrealized depreciation on investments and futures contracts..     (33,906)
                                                                     ----------
Total Net Assets...................................................  $4,684,509
                                                                     ==========
 Shares of Beneficial Interest Outstanding.........................     161,900
                                                                     ==========
 Net Asset Value (offering and redemption price per share).........  $    28.93
                                                                     ==========

 Statement of Operations
                            For the period May 2, 2001(a) through June 30, 2001

Investment Income:
 Dividends (net of foreign taxes of $4).............................  $   3,987
 Interest...........................................................      1,773
                                                                      ---------
 Total Income.......................................................      5,760
Expenses:
 Advisory fees......................................................      2,885
 Management servicing fees..........................................        577
 Administrative servicing fees......................................        769
 Distribution fees..................................................        962
 Custody fees.......................................................        768
 Fund accounting fees...............................................        669
 Transfer agent fees................................................        165
 Other fees.........................................................        129
                                                                      ---------
 Total expenses.....................................................      6,924
                                                                      ---------
Net Investment Loss.................................................     (1,164)
                                                                      ---------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts...........   (148,236)
 Net change in unrealized depreciation on investments and futures
  contracts.........................................................    (33,906)
                                                                      ---------
 Net realized and unrealized losses on investments and futures
  contracts.........................................................   (182,142)
                                                                      ---------
Decrease in Net Assets Resulting from Operations....................  $(183,306)
                                                                      =========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Statement of Changes in Net Assets

                                                             For the period
                                                         May 2, 2001(a) through
                                                             June 30, 2001
                                                         ----------------------
                                                              (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss....................................      $    (1,164)
 Net realized losses on investments and futures
  contracts.............................................         (148,236)
 Net change in unrealized depreciation on investments
  and futures contracts.................................          (33,906)
                                                              -----------
 Net decrease in net assets resulting from operations...         (183,306)
Capital Transactions:
 Proceeds from shares issued............................        7,788,673
 Cost of shares redeemed................................       (2,920,858)
                                                              -----------
 Net increase in net assets resulting from capital
  transactions..........................................        4,867,815
                                                              -----------
 Total increase in net assets...........................        4,684,509
Net Assets:
 Beginning of period....................................               --
                                                              -----------
 End of period..........................................      $ 4,684,509
                                                              ===========
Share Transactions:
 Shares issued..........................................          261,750
 Shares redeemed........................................          (99,850)
                                                              -----------
 Net increase...........................................          161,900
                                                              ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Financial Highlights

For a share of beneficial interest outstanding

                                                          For the period from
                                                         May 2, 2001(a) through
                                                             June 30, 2001
                                                         ----------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period....................       $    30.00
                                                               ----------
 Net investment loss....................................            (0.01)(b)
 Net realized and unrealized loss on investments and
  futures contracts.....................................            (1.06)
                                                               ----------
 Total loss from investment operations..................            (1.07)
                                                               ----------
Net Asset Value, End of Period..........................       $    28.93
                                                               ==========
Total Return............................................            (3.53)%(c)
Ratios/Supplemental Data:
Net assets, end of period...............................       $4,684,509
Ratio of expenses to average net assets.................             1.80%(d)
Ratio of net investment loss to average net assets......            (0.30)%(d)
Portfolio turnover......................................               78%

-----
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.


              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Europe 30                                              June 30, 2001
(Unaudited)

 Common Stocks (89.8%)
                                                                      Market
                                                            Shares     Value
                                                            ------- -----------

 Aegon NV--ADR.............................................  18,750 $   532,500
 Alcatel SA--ADR...........................................  16,875     349,988
 AstraZeneca PLC--ADR......................................  24,750   1,157,063
 Aventis SA--ADR...........................................  10,875     868,804
 Axa--ADR..................................................  22,500     633,825
 Banco Bilbao Vizcaya--ADR.................................  44,625     576,555
 Banco Santander Central Hispano SA--ADR...................  63,375     582,416
 Barclays PLC--ADR.........................................   5,625     705,938
 BP Amoco PLC--ADR.........................................  52,875   2,635,818
 British Telecommunications PLC--ADR.......................   9,000     581,850
 Deutsche Telekom AG--ADR..................................  42,375     951,319
 E.On AG--ADR..............................................  10,500     543,375
 Enel SpA--ADR.............................................  16,875     514,688
 ENI SpA--ADR..............................................  11,250     694,125
 Ericsson (LM) Telephone Co.--ADR.......................... 111,000     601,620
 France Telecom SA--ADR....................................  16,125     778,838
 GlaxoSmithKline PLC--ADR..................................  43,875   2,465,774
 HSBC Holdings PLC--ADR....................................  25,875   1,549,913
 ING Groep NV--ADR.........................................  13,875     913,946
 Koninklijke (Royal) Philips Electronics NV--ADR...........  18,375     485,651
 Nokia OYJ--ADR............................................  65,625   1,446,375
 Novartis AG--ADR..........................................  36,750   1,328,513
 Royal Dutch Petroleum Co.--ADR............................  30,000   1,748,099
 Shell Transport & Trading Co.--ADR........................  23,250   1,170,405
 STMicroelectronics NV--ADR................................  12,375     420,750
 Telecom Italia SpA--ADR...................................   9,000     792,000
 Telefonica SA--ADR*.......................................  20,531     764,574
 Total Fina SA--ADR........................................  20,250   1,421,550
 Vivendi Universal SA--ADR.................................  15,000     870,000
 Vodafone Group PLC--ADR...................................  86,250   1,927,687
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $29,978,979).......................................          30,013,959
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $29,978,979)(a) (89.8%)............................          30,013,959
 Other assets in excess of liabilities (10.2%).............           3,421,753
                                                                    -----------
 TOTAL NET ASSETS (100.0%).................................         $33,435,712
                                                                    ===========

-----
Percentages indicated are based on net assets of $33,435,712.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
 S&P 500 Future Contract expiring September 2001
  (Underlying face amount at value $923,753).............      3     $(4,388)

-----
* Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................ $ 709,203
      Unrealized depreciation........................................  (674,223)
                                                                      ---------
      Net unrealized appreciation.................................... $  34,980
                                                                      =========

ADR--American Depositary Receipt

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Banking................................................................... 12.9%
Business Services.........................................................  2.6%
Diversified...............................................................  1.6%
Electrical & Electronics..................................................  1.5%
Energy & Utilities........................................................ 24.5%
Insurance.................................................................  3.5%
Pharmaceuticals........................................................... 17.4%
Semiconductors............................................................  1.3%
Telecommunications........................................................ 24.5%
Other..................................................................... 10.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $29,978,979)........................  $ 30,013,959
 Cash............................................................       100,350
 Dividends and interest receivable...............................        75,591
 Receivable for investments sold.................................     9,181,182
 Prepaid expenses................................................           780
                                                                   ------------
 Total Assets....................................................    39,371,862
Liabilities:
 Payable for capital shares redeemed.............................     5,877,599
 Variation margin on futures contracts...........................         6,050
 Advisory fees payable...........................................        20,145
 Management servicing fees payable...............................         4,029
 Administration fees payable.....................................           262
 Administrative servicing fees payable...........................        10,105
 Distribution fees payable.......................................         7,218
 Other accrued expenses..........................................        10,742
                                                                   ------------
 Total Liabilities...............................................     5,936,150
                                                                   ------------
Net Assets.......................................................  $ 33,435,712
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 68,246,970
 Accumulated undistributed net investment income.................       191,096
 Accumulated net realized losses on investments and futures
  contracts......................................................   (35,032,946)
 Net unrealized appreciation on investments and futures
  contracts......................................................        30,592
                                                                   ------------
Total Net Assets.................................................  $ 33,435,712
                                                                   ============
 Shares of Beneficial Interest Outstanding.......................     1,301,533
                                                                   ============
 Net Asset Value (offering and redemption price per share).......  $      25.69
                                                                   ============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends (net of foreign taxes of $4,347)......................  $    417,789
 Interest........................................................        17,007
                                                                   ------------
 Total Income....................................................       434,796
Expenses:
 Advisory fees...................................................       146,974
 Management servicing fees.......................................        29,395
 Administration fees.............................................        11,105
 Administrative servicing fees...................................        66,982
 Distribution fees...............................................        48,992
 Custody fees....................................................        16,144
 Fund accounting fees............................................        14,815
 Transfer agent fees.............................................         3,545
 Other fees......................................................        15,280
                                                                   ------------
 Total expenses..................................................       353,232
                                                                   ------------
Net Investment Income............................................        81,564
                                                                   ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts........   (11,019,892)
 Net change in unrealized appreciation on investments and futures
  contracts......................................................      (416,569)
                                                                   ------------
 Net realized and unrealized losses on investments and futures
  contracts......................................................   (11,436,461)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(11,354,897)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Statements of Changes in Net Assets

                                                 For the           For the
                                             six months ended    year ended
                                              June 30, 2001   December 31, 2000
                                             ---------------- -----------------
                                               (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................  $      81,564     $     108,486
 Net realized losses on investments and
  futures contracts.........................    (11,019,892)      (24,002,478)
 Net change in unrealized appreciation on
  investments and futures contracts.........       (416,569)          229,023
                                              -------------     -------------
 Net decrease in net assets resulting from
  operations................................    (11,354,897)      (23,664,969)
Distributions to Shareholders from:
 Net realized gains on investments and
  futures contracts.........................             --          (100,059)
 In excess of net realized gains on
  investments and futures contracts.........             --           (10,576)
                                              -------------     -------------
 Net decrease in net assets resulting from
  distributions.............................             --          (110,635)
Capital Transactions:
 Proceeds from shares issued................    171,874,188       494,252,847
 Dividends reinvested.......................             --           110,635
 Cost of shares redeemed....................   (152,087,189)     (448,846,399)
                                              -------------     -------------
 Net increase in net assets resulting from
  capital transactions......................     19,786,999        45,517,083
                                              -------------     -------------
 Total increase in net assets...............      8,432,102        21,741,479
Net Assets:
 Beginning of period........................     25,003,610         3,262,131
                                              -------------     -------------
 End of period..............................  $  33,435,712     $  25,003,610
                                              =============     =============
Share Transactions:
 Shares issued..............................      5,858,883        13,261,876
 Shares reinvested..........................             --             3,465
 Shares redeemed............................     (5,339,324)      (12,571,975)
                                              -------------     -------------
 Net increase...............................        519,559           693,366
                                              =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights

For a share of beneficial interest outstanding

                                                               For the period from
                             For the              For the      October 19, 1999(a)
                         six months ended       year ended           through
                          June 30, 2001      December 31, 2000  December 31, 1999
                         ----------------    ----------------- -------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $     31.98          $     36.82        $    30.00
                           -----------          -----------        ----------
 Net investment
  income/(loss).........          0.06(b)              0.09(b)          (0.04)
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....         (6.35)               (4.79)             6.86
                           -----------          -----------        ----------
 Total income/(loss)
  from investment
  operations............         (6.29)               (4.70)             6.82
                           -----------          -----------        ----------
Distribution to
 Shareholders from:
 Net realized gain on
  investments and
  futures contracts.....            --                (0.13)               --
 In excess of net
  realized gain on
  investments and
  futures contracts.....            --                (0.01)               --
                           -----------          -----------        ----------
 Total distributions....            --                (0.14)               --
                           -----------          -----------        ----------
Net Asset Value, End of
 Period.................   $     25.69          $     31.98        $    36.82
                           ===========          ===========        ==========
Total Return............        (19.67)%(c)          (12.75)%           22.73%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $33,435,712          $25,003,610        $3,262,131
Ratio of expenses to
 average net assets.....          1.81%(d)             1.65%             1.78%(d)
Ratio of net investment
 income/(loss) to
 average net assets.....          0.42%(d)             0.26%            (1.00)%(d)
Ratio of expenses to
 average net assets*....          1.81%(d)             1.65%             2.39%(d)
Portfolio turnover......           382%                1434%              100%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small-Cap                                               June 30, 2001
(Unaudited)

 Common Stocks (74.1%)
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Aaron Rents, Inc. .........................................    795 $    13,515
 Abercrombie & Fitch Co.--Class A*..........................  1,575      70,087
 ABIOMED, Inc.*.............................................    345       8,135
 ABM Industries, Inc. ......................................    705      26,261
 Acacia Research Corp.*.....................................    435       6,960
 Actel Corp.*...............................................    525      12,889
 Actuate Corp.*.............................................  1,035       9,884
 ACTV, Inc.*................................................    975       3,247
 Adelphia Business Solutions, Inc.*.........................    915       3,752
 Advanced Digital Information Corp.*........................    990      17,127
 Advanced Energy Industries, Inc.*..........................    270      11,143
 Advanced Tissue Sciences, Inc.*............................  1,605       8,025
 AdvancePCS*................................................    420      26,901
 Advanta Corp.--Class A.....................................    810      12,960
 Advent Software, Inc.*.....................................    510      32,384
 ADVO, Inc.*................................................    405      13,831
 Aeroflex, Inc.*............................................    990      10,395
 Affiliated Managers Group, Inc.*...........................    450      27,675
 AGCO Corp. ................................................  1,125      10,294
 AGL Resources, Inc. .......................................  1,830      43,462
 Airborne, Inc. ............................................  1,050      12,170
 Airgas, Inc.*..............................................  1,515      18,029
 AirGate PCS, Inc.*.........................................    225      11,700
 AirTran Holdings, Inc.*....................................  1,095      11,498
 AK Steel Holding Corp. ....................................  1,665      20,879
 Alaska Air Group, Inc.*....................................    600      17,340
 Albany Molecular Research, Inc.*...........................    300      11,403
 Alberto-Culver Co. ........................................    630      26,485
 Alexander & Baldwin, Inc. .................................  1,185      30,513
 Alexion Pharmaceuticals, Inc.*.............................    270       6,480
 Alfa Corp. ................................................  1,335      32,974
 Allen Telecom, Inc.*.......................................    705      10,575
 ALLETE, Inc. ..............................................  1,605      36,112
 Alliant Techsystems, Inc.*.................................    330      29,667
 Allied Capital Corp. ......................................  1,485      34,378
 Allied Riser Communications Corp.*.........................  1,890       1,002
 Alpharma, Inc. ............................................    495      13,489
 American Eagle Outfitters, Inc.*...........................    585      20,615
 American Greetings Corp.--Class A..........................  1,245      13,695
 American Italian Pasta Co.*................................    510      23,664
 American Superconductor Corp.*.............................    450      11,610
 AmeriCredit Corp.*.........................................  1,350      70,132
 Amerisource Health Corp.--Class A*.........................    900      49,770
 Amylin Pharmaceuticals, Inc.*..............................  1,260      14,175
 ANADIGICS, Inc.*...........................................    675      15,525
 Anaren Microwave, Inc.*....................................    405       8,100
 Andover Bancorp, Inc. .....................................    885      44,470
 Anixter International, Inc.*...............................    420      12,894
 AnnTaylor Stores Corp.*....................................    540      19,332
 Aphton Corp.*..............................................    435       9,527
 Applebee's International, Inc. ............................    873      17,469
 Apria Healthcare Group, Inc.*..............................    750      21,638
 AptarGroup, Inc. ..........................................    750      24,323
 Arch Chemicals, Inc. ......................................    735      16,045
 Aremissoft Corp.*..........................................    390       6,318
 ArthroCare Corp.*..........................................    405      10,591
 Arthur J. Gallagher & Co. .................................  1,455      37,829
 ArvinMeritor, Inc. ........................................  1,335      22,348
 ASM Lithography Holding N.V.*..............................    278       6,186

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Aspen Technology, Inc.*....................................    570 $    13,794
 Astoria Financial Corp. ...................................    690      37,949
 Asyst Technologies, Inc.*..................................    705       9,518
 Atlantic Coast Airlines Holdings, Inc.*....................    600      17,994
 ATMI, Inc.*................................................    540      16,200
 Atwood Oceanics, Inc.*.....................................    405      14,216
 Aurora Biosciences Corp.*..................................    375      11,625
 AVANT Immunotherapeutics, Inc.*............................  1,140       6,441
 Avant! Corp.*..............................................    750       9,975
 Avid Technology, Inc.*.....................................    675      10,598
 Avigen, Inc.*..............................................    420       9,030
 Aviron*....................................................    405      23,085
 Avista Corp. ..............................................  1,005      20,080
 AXT, Inc.*.................................................    390      10,413
 Ball Corp. ................................................    450      21,402
 Bally Total Fitness Holding Corp.*.........................    600      17,766
 BancorpSouth, Inc. ........................................  2,055      34,935
 Barnes & Noble, Inc.*......................................    945      37,185
 Barr Laboratories, Inc.*...................................    375      26,404
 BARRA, Inc.*...............................................    315      12,332
 Barrett Resources Corp.*...................................    570      33,630
 Bel Fuse, Inc.--Class B....................................    240       7,980
 Benchmark Electronics, Inc.*...............................    420      10,231
 Bergen Brunswig Corp.--Class A.............................  2,370      45,551
 Berry Petroleum Co.--Class A...............................  1,095      15,878
 Bethlehem Steel Corp.*.....................................  3,780       7,636
 Beverly Enterprises, Inc.*.................................  2,040      21,828
 BindView Development Corp.*................................    975       2,057
 Bio-Technology General Corp.*..............................  1,320      17,292
 Biosite Diagnostics, Inc.*.................................    300      13,440
 Black BOX Corp.*...........................................    375      25,259
 Black Hills Corp...........................................    705      28,362
 BlackRock, Inc.*...........................................    375      12,859
 Blyth, Inc. ...............................................    615      15,812
 Bob Evans Farms, Inc. .....................................  1,185      21,330
 Borders Group, Inc.*.......................................  1,695      37,967
 BorgWarner, Inc. ..........................................    420      20,840
 Borland Software Corp.*....................................  1,170      18,252
 Boyds Collection Ltd.*.....................................  1,410      17,512
 Brady Corp.--Class A.......................................    480      17,342
 Brandywine Realty Trust....................................    915      20,542
 Brightpoint, Inc.*.........................................  1,575       4,568
 Brooks Automation, Inc.*...................................    345      15,905
 BSB Bancorp, Inc. .........................................  1,875      43,218
 C&D Technologies, Inc. ....................................    420      13,020
 C-COR.net Corp.*...........................................    660       7,920
 Cable Design Technologies Corp.*...........................    900      14,543
 Cabot Industrial Trust.....................................  1,785      37,485
 Cabot Microelectronics Corp.*..............................    420      26,040
 California Water Service Group.............................    975      25,009
 Callaway Golf Co. .........................................  1,530      24,174
 Cambrex Corp. .............................................    540      27,312
 Camden Property Trust......................................  1,140      41,838
 Capital Automotive Real Estate Investment Trust............  2,415      43,470
 Career Education Corp.*....................................    345      20,666
 Caremark Rx, Inc.*.........................................  3,810      62,674
 Carlisle Companies, Inc. ..................................    540      18,830
 Carpenter Technology Corp. ................................    570      16,695

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small-Cap                                               June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Carter-Wallace, Inc. ......................................    570 $    11,030
 Cascade Natural Gas Corp. .................................  1,275      27,158
 Catellus Development Corp.*................................  1,890      32,981
 CBRL Group, Inc. ..........................................  1,140      19,323
 CCC Information Services Group, Inc.*......................  1,065       6,326
 CEC Entertainment, Inc.*...................................    615      30,350
 Cell Genesys, Inc.*........................................    645      13,223
 Cell Therapeutics, Inc.*...................................    510      14,096
 Centex Corp. ..............................................    930      37,897
 Cerner Corp.*..............................................    465      19,530
 Cerus Corp.*...............................................    195      14,151
 Charles E. Smith Residential Realty, Inc. .................    930      46,640
 Charming Shoppes, Inc.*....................................  2,175      13,050
 Chelsea Property Group, Inc. ..............................  1,140      53,465
 Chemed Corp. ..............................................    540      19,516
 Chemical Financial Corp. ..................................    930      27,435
 Chesapeake Energy Corp.*...................................  2,055      13,974
 Chico's FAS, Inc.*.........................................    375      11,156
 Choice Hotels International, Inc.*.........................  1,380      20,700
 Church & Dwight, Inc. .....................................  1,050      26,723
 Cirrus Logic, Inc.*........................................  1,035      23,835
 Citizens Banking Corp., Michigan...........................  1,320      38,609
 Claire's Stores, Inc. .....................................    705      13,649
 Clarcor, Inc. .............................................    870      23,360
 Clarent Corp.*.............................................    570       5,238
 Clayton Homes, Inc. .......................................  1,740      27,353
 CNF, Inc. .................................................    855      24,153
 Coherent, Inc.*............................................    465      16,819
 Coinstar, Inc.*............................................    660      14,685
 Commerce Bancorp, Inc., New Jersey.........................    705      49,420
 Commercial Federal Corp. ..................................  1,155      26,681
 Commercial Metals Co. .....................................    750      24,023
 Computer Network Technology Corp.*.........................    570       6,048
 Concord Camera Corp.*......................................    585       3,452
 Concurrent Computer Corp.*.................................  1,290       9,030
 Conectiv, Inc. ............................................  1,830      39,527
 CONMED Corp.*..............................................    690      17,975
 Copart, Inc.*..............................................    840      24,570
 Corixa Corp.*..............................................    735      12,546
 Corn Products International, Inc. .........................    900      28,800
 Cornerstone Realty Income Trust, Inc. .....................  3,945      45,762
 Corporate Executive Board Co.*.............................    360      15,120
 Corrections Corp. of America *.............................    630      10,049
 Cost Plus, Inc.*...........................................    420      12,600
 CoStar Group, Inc.*........................................    330       8,679
 Covance, Inc.*.............................................  1,185      26,840
 Covansys Corp.*............................................    600       6,780
 Covanta Energy Corp.*......................................  1,155      21,321
 Coventry Health Care, Inc.*................................  1,125      22,725
 Crawford & Co.--Class B....................................  1,470      26,459
 Crompton Corp. ............................................  2,040      22,236
 CT Communications, Inc. ...................................    660      12,250
 CTC Communications Group, Inc.*............................    480       1,469
 CTS Corp. .................................................    600      12,300
 Cubist Pharmaceuticals, Inc.*..............................    525      19,950
 Cullen/Frost Bankers, Inc. ................................    960      32,496
 Cummins Engine Co. ........................................    720      27,864
 Cumulus Media, Inc.*.......................................  1,305      17,722
 CuraGen Corp.*.............................................    480      17,472

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 CV Therapeutics, Inc.*.....................................    300 $    17,100
 Cygnus, Inc.*..............................................  1,140      11,685
 Cymer, Inc.*...............................................    585      14,795
 Cytec Industries, Inc.*....................................    780      29,639
 CYTOGEN Corp.*.............................................  1,590       8,586
 D.R. Horton, Inc. .........................................  1,080      24,516
 Dal-Tile International, Inc.*..............................  1,440      26,712
 Datascope Corp. ...........................................    495      22,815
 Datastream Systems, Inc.*..................................    765       5,768
 DaVita, Inc.*..............................................  1,185      24,091
 DDi Corp.*.................................................    255       5,100
 Dean Foods Co. ............................................    660      26,532
 Del Monte Foods Co.*.......................................  1,515      12,696
 Delphi Financial Group, Inc.--Class A......................    480      18,480
 Delta & Pine Land Co. .....................................    885      17,390
 Dendrite International, Inc.*..............................    675       5,063
 Developers Diversified Realty Corp. .......................  2,565      47,145
 Diagnostic Products Corp. .................................    659      21,879
 Dial Corp. ................................................  1,530      21,803
 DiamondCluster International, Inc.--Class A*...............    405       5,156
 Digene Corp.*..............................................    240       9,792
 Digital Island, Inc.*......................................  1,785       6,105
 Dillard's, Inc.--Class A...................................  1,950      29,777
 Dionex Corp.*..............................................    555      18,454
 Direct Focus, Inc.*........................................    360      17,100
 Documentum, Inc.*..........................................    585       7,558
 Dole Food Co., Inc. .......................................    945      18,002
 Dollar Thrifty Automotive Group, Inc.*.....................    690      16,560
 Donaldson Co., Inc. .......................................    915      28,501
 Duane Reade, Inc.*.........................................    390      12,675
 Earthgrains Co. ...........................................  1,080      28,080
 Eastgroup Properties, Inc. ................................  1,515      34,239
 Eaton Vance Corp. .........................................  1,200      41,759
 Eclipsys Corp.*............................................    720      20,232
 Education Management Corp.*................................    375      15,019
 Edwards Lifesciences Corp.*................................  1,035      27,283
 EGL, Inc.*.................................................    525       9,167
 El Paso Electric Co.*......................................  1,770      28,302
 Elantec Semiconductor, Inc.*...............................    390      13,178
 Electroglas, Inc.*.........................................    690      12,213
 eLoyalty Corp.*............................................  1,005       1,005
 EMCORE Corp.*..............................................    465      14,299
 Emisphere Technologies, Inc.*..............................    345      10,029
 Empire District Electric Co. ..............................  1,005      20,793
 Encompass Services Corp.*..................................  1,665      14,902
 Energen Corp. .............................................    810      22,356
 Energy Conversion Devices, Inc.*...........................    360      10,080
 EntreMed, Inc.*............................................    390       6,240
 Enzo Biochem, Inc.*........................................    435      14,921
 Enzon, Inc.*...............................................    720      44,999
 ePresence, Inc.*...........................................  1,200       4,944
 eSPEED, Inc.--Class A*.....................................    255       5,610
 Essex Property Trust, Inc. ................................    840      41,622
 Ethan Allen Interiors, Inc. ...............................    780      25,350
 Exar Corp.*................................................    750      14,820
 Extended Stay America, Inc.*...............................  1,485      22,275
 F&M National Corp. ........................................    570      22,800
 F.Y.I., Inc.*..............................................    405      16,605

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small-Cap                                               June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 F5 Networks, Inc.*.........................................    480 $     8,434
 Factory 2-U Stores, Inc.*..................................    285       8,365
 FactSet Research Systems, Inc. ............................    480      17,136
 Fair, Isaac & Co., Inc. ...................................    420      25,964
 Federal Signal Corp. ......................................  1,185      27,812
 Federal-Mogul Corp. .......................................  2,085       3,524
 FEI Co.*...................................................    315      12,915
 Ferro Corp. ...............................................    960      20,938
 Fidelity National Financial, Inc. .........................    960      23,587
 Filenet Corp.*.............................................    690      10,212
 First American Financial Corp. ............................  1,050      19,887
 First Commonwealth Financial Corp. ........................  2,190      32,850
 First Merchants Corp. .....................................  1,065      25,485
 First Sentinel Bancorp, Inc. ..............................  2,220      30,125
 Fisher Scientific International, Inc.*.....................    780      22,620
 Fleetwood Enterprises, Inc. ...............................  1,125      15,840
 Fleming Companies, Inc. ...................................  1,125      40,163
 Florida Rock Industries, Inc. .............................    585      27,437
 Flowserve Corp.*...........................................    915      28,136
 Footstar, Inc.*............................................    390      13,416
 Forest City Enterprises--Class A...........................    495      27,225
 Forest Oil Corp.*..........................................    525      14,700
 Forrester Research, Inc.*..................................    210       4,744
 Foster Wheeler Ltd. .......................................    990       8,960
 Freeport-McMoran Copper & Gold, Inc.--Class B*.............  2,475      27,349
 Friedman, Billings, Ramsey Group, Inc.*....................  1,230       8,610
 Frontier Airlines, Inc.*...................................    495       6,064
 Frontline Capital Group*...................................    600         900
 FSI International, Inc.*...................................    960      12,096
 FuelCell Energy, Inc.*.....................................    330       7,620
 Fulton Financial Corp. ....................................  1,515      30,997
 Furniture Brands International, Inc.*......................    975      27,299
 G & K Services, Inc. ......................................    585      15,737
 Gartner Group, Inc.*.......................................  1,800      19,800
 Gaylord Entertainment Co.*.................................    795      22,896
 Gene Logic, Inc.*..........................................    525      11,445
 General Cable Corp. .......................................    750      13,913
 General Semiconductor, Inc.*...............................  1,125      11,768
 Genesco, Inc.*.............................................    420      14,112
 GenRad, Inc.*..............................................    885       5,310
 Georgia Gulf Corp. ........................................    810      12,555
 Geron Corp.*...............................................    465       6,510
 Glenayre Technologies, Inc.*...............................  1,740       2,227
 GoTo.com, Inc.*............................................    735      14,296
 Great Lakes Chemical Corp. ................................    735      22,675
 Greater Bay Bancorp........................................    915      22,857
 Greif Brothers Corp.--Class A..............................    615      18,665
 Grey Wolf, Inc.*...........................................  3,285      13,140
 GTECH Holdings Corp.*......................................    975      34,621
 Guilford Pharmaceuticals, Inc.*............................    615      20,910
 Guitar Center, Inc.*.......................................    750      15,848
 HA-LO Industries, Inc.*....................................  2,910       1,164
 Haemonetics Corp.*.........................................    690      21,045
 Hain Celestial Group, Inc.*................................    630      13,860
 Harland (John H.) Co. .....................................  1,215      28,310
 Harleysville National Corp. ...............................    720      33,300
 Harman International Industries, Inc. .....................    675      25,711
 Harsco Corp. ..............................................    975      26,452

 Common Stocks, continued
                                                                   Market
                                                          Shares    Value
                                                          ------ -----------

 HCC Insurance Holdings, Inc. ...........................    735 $    18,008
 Health Care Property Investors, Inc. ...................  1,335      45,924
 Health Care REIT, Inc. .................................  2,010      47,737
 Health Net, Inc.*.......................................  1,650      28,710
 Heidrick & Struggles International, Inc.*...............    405       8,234
 Helix Technology Corp. .................................    540      16,459
 Henry Schein, Inc.*.....................................    420      16,825
 Herbalife International, Inc.--Class A*.................  1,800      17,982
 HNC Software, Inc.*.....................................    630      12,285
 Home Properties of New York, Inc. ......................  1,140      34,314
 HON Industries, Inc. ...................................    960      23,251
 Hooper Holmes, Inc. ....................................  1,365      13,991
 Horace Mann Educators Corp. ............................  1,230      26,507
 Hospitality Properties Trust............................  1,695      48,307
 Hot Topic, Inc.*........................................    360      11,196
 Hotel Reservations Network, Inc.--Class A*..............    165       7,677
 Houghton Mifflin Co. ...................................    465      27,867
 HS Resources, Inc.*.....................................    330      21,384
 Hudson River Bancorp, Inc. .............................  1,635      29,594
 Hudson United Bancorp...................................  1,395      35,573
 Humana, Inc.*...........................................  2,865      28,220
 Hutchinson Technology, Inc.*............................    675      12,859
 Hyperion Solutions Corp.*...............................    735      11,025
 IDACORP, Inc. ..........................................  1,080      37,669
 Identix, Inc.*..........................................    825       5,156
 IDEX Corp. .............................................    765      26,010
 IDEXX Laboratories, Inc.*...............................    795      24,844
 IDT Corp.*..............................................    510       6,885
 IGEN International, Inc.*...............................    390      10,140
 IKON Office Solutions, Inc. ............................  3,855      37,778
 Illuminet Holdings, Inc.*...............................    495      15,567
 Imation Corp.*..........................................    870      21,924
 ImmunoGen, Inc.*........................................    660      13,200
 Immunomedics, Inc.*.....................................    630      13,482
 IMPATH, Inc.*...........................................    255      11,297
 Independence Community Bank Corp. ......................  1,935      38,196
 IndyMac Bancorp, Inc.*..................................  1,290      34,572
 Informatica Corp.*......................................    960      16,666
 Ingles Markets, Inc.--Class A...........................  1,920      23,616
 Inhale Therapeutic Systems, Inc.*.......................    630      14,490
 InnKeepers USA Trust....................................  3,270      39,175
 Input/Output, Inc.*.....................................  1,065      13,526
 Insight Communications Co., Inc.*.......................    810      20,250
 Insight Enterprises, Inc.*..............................    630      15,435
 Insituform Technologies, Inc.--Class A*.................    465      16,973
 Integrated Silicon Solution, Inc.*......................    555       7,715
 Inter-Tel, Inc. ........................................    810       9,647
 Interactive Data Corp.*.................................  1,800      16,200
 Interactive Intelligence, Inc.*.........................    180       1,980
 Interdigital Communications Corp.*......................  1,035      13,714
 Interface, Inc. ........................................  1,305       9,788
 Intergraph Corp.*.......................................  1,635      25,179
 Interliant, Inc.*.......................................  1,410         776
 Interlogix, Inc.*.......................................    495      18,068
 Intermedia Communications, Inc.*........................  1,020      15,197
 International Bancshares Corp. .........................    785      32,970
 InterTAN, Inc.*.........................................    705       9,870
 Intertrust Technologies Corp.*..........................  1,605       1,926

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small-Cap                                               June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 InterVoice-Brite, Inc.*....................................    915 $    10,065
 Interwoven, Inc.*..........................................  1,260      21,294
 IntraNet Solutions, Inc.*..................................    345      13,127
 Invacare Corp. ............................................    570      22,019
 Investment Technology Group, Inc.*.........................    495      24,894
 Investors Financial Services Corp. ........................    555      37,185
 Invitrogen Corp.*..........................................    570      40,926
 Iomega Corp.*..............................................  5,385      12,870
 Ionics, Inc.*..............................................    555      17,483
 ISIS Pharmaceuticals, Inc.*................................  1,110      13,753
 ITC Deltacom, Inc.*........................................  1,290       5,160
 Ivex Packaging Corp.*......................................    930      17,670
 J.D. Edwards & Co.*........................................  1,020      14,423
 Jack in the Box, Inc.*.....................................    885      23,099
 Jacobs Engineering Group, Inc.*............................    555      36,202
 Jefferies Group, Inc. .....................................    690      22,356
 JLG Industries, Inc. ......................................  1,065      13,153
 John Nuveen Co.--Class A...................................    390      22,094
 John Wiley & Sons, Inc.--Class A...........................    870      20,576
 Journal Register Co.*......................................  1,110      17,871
 K-V Pharmaceutical Co.--Class B*...........................    420      14,070
 Kana Software, Inc.*.......................................  1,339       2,731
 Kaydon Corp. ..............................................    840      21,546
 KB Home....................................................    870      26,248
 Keithley Instruments, Inc. ................................    150       3,195
 Kellwood Co. ..............................................    720      16,632
 Kennametal, Inc. ..........................................    750      27,675
 Key Energy Group*..........................................  2,160      23,414
 Kilroy Realty Corp. .......................................  1,020      29,682
 Kimball International, Inc.--Class B.......................  1,155      20,906
 Kirby Corp.*...............................................    810      19,967
 Kronos, Inc.*..............................................    375      15,356
 Kulicke & Soffa Industries, Inc.*..........................  1,095      18,789
 La Quinta Properties, Inc.*................................  4,035      20,901
 La-Z-Boy, Inc. ............................................  1,125      20,813
 Laboratory Corp. of America Holdings*......................    509      39,141
 LaBranche & Co., Inc.*.....................................    615      17,835
 Laclede Gas Co. ...........................................  1,605      40,766
 Lancaster Colony Corp. ....................................    645      21,272
 Landstar System, Inc.*.....................................    270      18,365
 Leap Wireless International, Inc.*.........................    525      15,907
 Lear Corp.*................................................  1,200      41,880
 Learning Tree International, Inc.*.........................    195       4,477
 Lee Enterprises, Inc. .....................................  1,155      38,114
 Legato Systems, Inc.*......................................  1,575      25,121
 Lennar Corp. ..............................................    900      37,529
 Leucadia National Corp. ...................................    930      30,179
 LifePoint Hospitals, Inc.*.................................    570      25,240
 Ligand Pharmaceuticals, Inc.--Class B*.....................  1,200      13,560
 LightPath Technologies, Inc.--Class A*.....................    330       2,937
 Lincare Holdings, Inc.*....................................  1,200      36,011
 Lincoln Electric Holdings, Inc. ...........................    930      23,715
 Linens 'n Things, Inc.*....................................    735      20,080
 Littelfuse, Inc.*..........................................    525      14,065
 LNR Property Corp. ........................................    735      25,725
 Lone Star Technologies, Inc.*..............................    480      17,376
 Longs Drug Stores, Inc. ...................................    600      12,930
 Longview Fibre Co. ........................................  1,470      18,110
 Louis Dreyfus Natural Gas Corp.*...........................    465      16,205

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Louisiana-Pacific Corp. ...................................  2,235 $    26,217
 LTX Corp.*.................................................  1,005      25,687
 Lubrizol Corp..............................................    960      29,807
 Madison Gas & Electric Co. ................................  1,410      39,197
 Manitowoc Co. .............................................    600      17,700
 Manor Care, Inc.*..........................................  1,440      45,719
 Manugistics Group, Inc.*...................................    870      21,837
 MapInfo Corp.*.............................................    345       7,590
 Martek Biosciences Corp.*..................................    480      13,680
 Matrix Pharmaceutical, Inc.*...............................    660       6,884
 Maverick Tube Corp.*.......................................    540       9,153
 Maxtor Corp.*..............................................  1,530       8,033
 MDU Resources Group, Inc. .................................  1,515      47,934
 Media General, Inc.--Class A...............................    390      17,940
 Mediacom Communications Corp.*.............................    645       9,030
 Medicis Pharmaceutical Corp.*..............................    540      28,620
 MEMC Electronic Materials, Inc.*...........................    855       6,541
 Mentor Graphics Corp.*.....................................  1,200      21,000
 Mercator Software, Inc.*...................................    615       1,531
 Mercury Computer Systems, Inc.*............................    435      19,184
 Meredith Corp. ............................................    675      24,172
 MeriStar Hospitality Corp. ................................  1,320      31,350
 Methode Electronics, Inc.--Class A.........................    720       6,192
 Metris Cos., Inc. .........................................  1,125      37,924
 Metromedia International Group, Inc.*......................  2,625       8,636
 Mettler Toledo International, Inc.*........................    750      32,437
 MGI Pharma, Inc.*..........................................    450       5,625
 Michaels Stores, Inc.*.....................................    555      22,755
 Micros Systems, Inc.*......................................    495      10,890
 Microsemi Corp.*...........................................    225      15,975
 Microvision, Inc.*.........................................    315       5,516
 Mid Atlantic Medical Services, Inc.*.......................    750      13,448
 Mid-State Bancshares.......................................  1,410      25,718
 Midas, Inc. ...............................................    825      10,395
 Midway Games, Inc.*........................................  1,065      19,703
 Milacron, Inc. ............................................  1,020      15,983
 Millennium Chemicals, Inc. ................................  1,395      20,995
 Minerals Technologies, Inc. ...............................    480      20,602
 MIPS Technologies, Inc.--Class A*..........................    735      12,716
 Mitchell Energy & Development Corp.--Class A...............    435      20,119
 Modine Manufacturing Co. ..................................    750      20,685
 Modis Professional Services, Inc.*.........................  2,145      14,801
 Mohawk Industries, Inc.*...................................    690      24,288
 Molecular Devices Corp.*...................................    285       5,714
 Mpower Holding Corp.*......................................  1,050         998
 MRV Communications, Inc.*..................................  1,110      10,379
 Mueller Industries, Inc.*..................................    750      24,683
 Multex.com, Inc.*..........................................    420       6,825
 Myriad Genetics, Inc.*.....................................    345      21,845
 National Data Corp. .......................................    600      19,440
 NBTY, Inc.*................................................  1,530      19,033
 NCO Group, Inc.*...........................................    390      12,063
 Neiman Marcus Group, Inc.--Class A*........................    645      19,995
 Neose Technologies, Inc.*..................................    285      12,825
 Netegrity, Inc.*...........................................    495      14,850
 NetIQ Corp.*...............................................    480      15,019
 Netro Corp.*...............................................    765       3,244
 Neurocrine Biosciences, Inc.*..............................    465      18,595

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small-Cap                                               June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                     Market
                                                            Shares    Value
                                                            ------ -----------

 Neurogen Corp.*...........................................    420 $     9,639
 Newpark Resources, Inc.*..................................  2,355      26,141
 Newport News Shipbuilding.................................    675      41,343
 NextCard, Inc.*...........................................    990      10,940
 NMS Communications Corp.*.................................    780       5,460
 Nordson Corp. ............................................    720      16,783
 North Pittsburgh Systems, Inc. ...........................  1,200      19,187
 Northwestern Corp. .......................................  1,320      29,568
 Noven Pharmaceuticals, Inc.*..............................    345      13,524
 Novoste Corp.*............................................    315       8,033
 NPS Pharmaceuticals, Inc.*................................    405      16,281
 NTELOS, Inc.*.............................................    465      13,978
 Nucentrix Broadband Networks, Inc.*.......................    600       4,650
 NUI Corp. ................................................    900      20,772
 NVR, Inc.*................................................    150      22,200
 NYFIX, Inc.*..............................................    480      15,336
 O'Reilly Automotive, Inc.*................................    750      21,525
 Oak Technology, Inc.*.....................................  1,080      11,437
 OceanFirst Financial Corp. ...............................  1,125      29,183
 OfficeMax, Inc.*..........................................  2,940      10,849
 Ohio Casualty Corp. ......................................  1,875      24,281
 Olin Corp. ...............................................    930      15,801
 OM Group, Inc. ...........................................    510      28,687
 Omega Financial Corp. ....................................    900      28,971
 Omnicare, Inc. ...........................................  1,485      29,997
 On Assignment, Inc.*......................................    570      10,260
 ONEOK, Inc. ..............................................  1,350      26,595
 ONYX Software Corp.*......................................    465       3,720
 Orbital Sciences Corp.*...................................  1,170       4,540
 Organogenesis, Inc.*......................................    840       6,216
 Orthodontic Centers of America, Inc.*.....................    750      22,800
 Oshkosh Truck Corp. ......................................    405      17,921
 OSI Pharmaceuticals, Inc.*................................    480      25,243
 Otter Tail Power Co. .....................................  1,125      31,219
 P-Com, Inc.*..............................................  2,025       1,114
 Pacific Sunwear of California, Inc.*......................    600      13,458
 Packeteer, Inc.*..........................................    435       5,451
 Pactiv Corp.*.............................................  2,880      38,593
 Papa John's International, Inc.*..........................    570      14,450
 PAREXEL International Corp.*..............................    660      12,870
 Park Electrochemical Corp. ...............................    315       8,316
 Parker Drilling Co.*......................................  2,175      14,138
 ParkerVision, Inc.*.......................................    225       5,884
 Patterson-UTI Energy, Inc.*...............................  1,200      21,444
 Paxar Corp.*..............................................  1,320      19,008
 Paxson Communications Corp.*..............................    945      12,758
 Payless ShoeSource, Inc.*.................................    360      23,292
 Pegasus Systems, Inc.*....................................    660       7,623
 Pennzoil-Quaker State Co. ................................  2,415      27,047
 Penton Media, Inc. .......................................    435       7,613
 Per-Se Technologies, Inc.*................................  1,140       9,291
 Performance Food Group Co.*...............................    600      18,138
 Pericom Semiconductor Corp.*..............................    450       7,074
 Perot Systems Corp.--Class A*.............................  1,170      21,177
 Perrigo Co.*..............................................  1,800      30,042
 Petsmart, Inc.*...........................................  3,075      21,679
 Pharmaceutical Product Development, Inc.*.................    630      19,221
 Pharmacopeia, Inc.*.......................................    465      11,160
 Pharmacyclics, Inc.*......................................    375      12,713

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Phoenix Technologies Ltd.*.................................    735 $    10,731
 Photon Dynamics, Inc.*.....................................    315       8,505
 Photronics, Inc.*..........................................    555      14,241
 Pier 1 Imports, Inc. ......................................  1,830      21,045
 Pinnacle Systems, Inc.*....................................  1,155       6,988
 Pioneer Natural Resources Co.*.............................  1,935      32,992
 Pioneer Standard Electronics, Inc. ........................    900      11,520
 Pittston Brink's Group.....................................  1,185      26,414
 Plantronics, Inc.*.........................................    870      20,140
 Playboy Enterprises, Inc.--Class B*........................  1,020      15,963
 Plexus Corp.*..............................................    720      23,760
 PMA Capital Corp.--Class A.................................  1,155      20,848
 Pogo Producing Co. ........................................    855      20,520
 Polaris Industries, Inc. ..................................    570      26,106
 Polaroid Corp. ............................................  1,680       4,368
 Polo Ralph Lauren Corp.*...................................  1,020      26,316
 PolyMedica Corp.*..........................................    210       8,505
 PolyOne Corp. .............................................  1,950      20,300
 Potlatch Corp. ............................................    855      29,421
 Power Integrations, Inc.*..................................    600       9,360
 Pre-Paid Legal Services, Inc.*.............................    495      10,890
 Precision Castparts Corp. .................................    930      34,800
 Prentiss Properties Trust..................................  1,335      35,111
 Presstek, Inc.*............................................    855      10,260
 PRI Automation, Inc.*......................................    480       8,892
 Price Communications Corp.*................................  1,200      24,227
 Prime Hospitality Corp.*...................................  1,335      15,820
 Priority Healthcare Corp.--Class B*........................    375      10,605
 ProBusiness Services, Inc.*................................    330       8,762
 Profit Recovery Group International, Inc.*.................  1,155      13,236
 Progress Software Corp.*...................................    915      14,823
 Promistar Financial Corp. .................................  1,455      34,920
 Province Healthcare Co.*...................................    495      17,469
 Proxim, Inc.*..............................................    495       6,980
 PS Business Parks, Inc. ...................................  1,110      31,080
 PSS World Medical, Inc.*...................................  1,650      10,610
 Public Service Co. of New Mexico...........................  1,020      32,742
 Pulitzer, Inc. ............................................    375      19,800
 Pulte Corp. ...............................................    615      26,217
 Puma Technology, Inc.*.....................................    780       2,340
 PurchasePro.com, Inc.*.....................................    375         555
 Pure Resources, Inc.*......................................    915      16,470
 Quiksilver, Inc.*..........................................    435      10,875
 R.H. Donnelley Corp.*......................................    870      27,839
 Radiant Systems, Inc.*.....................................    390       6,287
 RadiSys Corp.*.............................................    345       7,883
 Raymond James Financial Corp. .............................    840      25,704
 Rayonier, Inc. ............................................    630      29,263
 Rayovac Corp.*.............................................    735      15,656
 Reckson Associates Realty Corp. ...........................  1,485      34,155
 Reebok International Ltd.*.................................    825      26,358
 Regeneron Pharmaceuticals, Inc.*...........................    345      11,954
 Regis Corp. ...............................................  1,020      21,410
 RehabCare Group, Inc.*.....................................    225      10,845
 REMEC, Inc.*...............................................    825      10,230
 Remedy Corp.*..............................................    555      19,314
 Renaissance Learning, Inc.*................................    180       9,106
 Renal Care Group, Inc.*....................................    870      28,614
 Rent-A-Center, Inc.*.......................................    315      16,569

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small-Cap                                               June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Republic Bancorp, Inc. ....................................  1,935 $    26,897
 ResMed, Inc.*..............................................    585      29,572
 Respironics, Inc.*.........................................    690      20,534
 Retek, Inc.*...............................................    855      40,988
 Richmond County Financial Corp. ...........................    990      37,145
 Rogers Corp.*..............................................    420      11,130
 Rollins, Inc. .............................................    810      16,127
 Roper Industries, Inc. ....................................    675      28,181
 Roslyn Bancorp, Inc. ......................................  1,125      29,588
 Ruby Tuesday, Inc. ........................................  1,500      25,650
 Ruddick Corp. .............................................  1,155      19,577
 Rural Cellular Corp.--Class A*.............................    255      11,552
 Russell Corp. .............................................    915      15,546
 Ryder System, Inc. ........................................  1,065      20,874
 Salem Communications Corp.--Class A*.......................    810      17,723
 SangStat Medical Corp.*....................................    660      10,811
 SBA Communications Corp.*..................................    465      11,509
 SBS Technologies, Inc.*....................................    270       5,108
 Scholastic Corp.*..........................................    585      26,325
 Schulman (A.) Inc. ........................................  1,425      19,238
 SCM Microsystems, Inc.*....................................    360       3,744
 SeaChange International, Inc.*.............................    390       7,032
 Seacoast Financial Services Corp. .........................  2,295      37,294
 SEACOR SMIT, Inc.*.........................................    405      18,930
 Secure Computing Corp.*....................................    690      10,840
 Security Capital Group, Inc.*..............................    900      19,260
 SEMCO Energy, Inc. ........................................  1,665      24,975
 Sensient Technologies Corp. ...............................  1,155      23,701
 Sensormatic Electronics Corp.*.............................  1,410      23,970
 SERENA Software, Inc.*.....................................    300      10,902
 Service Corporation International*.........................  5,145      32,721
 Shaw Group, Inc.*..........................................    555      22,256
 SICOR, Inc.*...............................................  1,050      24,255
 Sierra Pacific Resources...................................  2,040      32,620
 Silicon Graphics, Inc.*....................................  4,185       5,817
 Silicon Valley Bancshares*.................................    825      18,150
 Sinclair Broadcast Group--Class A*.........................  1,185      12,206
 SIPEX Corp.*...............................................    540       8,149
 Sirius Satellite Radio, Inc.*..............................    690       8,411
 Skechers U.S.A., Inc.*.....................................    300       8,769
 Sky Financial Group, Inc. .................................  1,875      35,494
 SkyWest, Inc. .............................................    840      23,519
 SL Green Realty Corp. .....................................  1,140      34,553
 Smithfield Foods, Inc.*....................................  1,110      44,732
 Snap-on, Inc. .............................................  1,020      24,643
 Solutia, Inc. .............................................  1,755      22,376
 Sonic Corp.*...............................................    735      23,322
 SONICblue, Inc.*...........................................  2,070       6,831
 SonicWALL, Inc.*...........................................    570      14,370
 Sorrento Networks Corp.*...................................    270       3,235
 Sotheby's Holdings, Inc.--Class A*.........................    765      12,339
 Southern Peru Copper Corp. ................................  1,350      16,673
 Southern Union Co.*........................................    945      19,278
 Southwest Bancorp of Texas, Inc.*..........................    660      19,939
 Southwest Gas Corp. .......................................  1,125      26,640
 Spanish Broadcasting System, Inc.*.........................  1,245      10,221
 SpeedFam-IPEC, Inc.*.......................................    825       2,632
 Spherion Corp.*............................................  1,380      12,351
 St. Mary Land & Exploration Co. ...........................    585      13,666

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 StanCorp Financial Group, Inc. ............................    540 $    25,591
 Standard Pacific Corp. ....................................    435      10,070
 Station Casinos, Inc.*.....................................    945      15,120
 Steel Dynamics, Inc.*......................................  1,170      14,625
 STERIS Corp.*..............................................  1,380      27,669
 Sterling Bancshares, Inc. .................................  1,020      19,564
 Stewart & Stevenson Services, Inc. ........................    600      19,800
 Stillwater Mining Co.*.....................................    705      20,621
 Stone Energy Corp.*........................................    405      17,942
 Storage Technology Corp.*..................................  2,010      27,657
 Structural Dynamics Research Corp.*........................    900      22,050
 Suiza Foods Corp.*.........................................    555      29,471
 Sun Communities, Inc. .....................................  1,110      39,239
 SuperGen, Inc.*............................................    645       9,501
 Superior Industries International, Inc. ...................    570      21,831
 Susquehanna Bancshares, Inc................................  1,650      33,578
 Swift Energy Co.*..........................................    375      11,299
 Swift Transportation Co., Inc.*............................  1,005      19,356
 Symmetricom, Inc.*.........................................    555       8,125
 Symyx Technologies, Inc.*..................................    465      12,225
 Syncor International Corp.*................................    405      12,555
 Syntroleum Corp.*..........................................    915       8,317
 Systems & Computer Technology Corp.*.......................    915       8,281
 Take-Two Interactive Software, Inc.*.......................    780      14,469
 Technitrol, Inc. ..........................................    450      11,700
 Teledyne Technologies, Inc.*...............................    555       8,436
 Teleflex, Inc. ............................................    645      28,379
 Tennant Co. ...............................................    480      19,200
 Terex Corp.*...............................................    705      14,946
 Terremark Worldwide, Inc.*.................................  4,110       6,206
 Tetra Tech, Inc.*..........................................    735      19,992
 Texas Biotechnology Corp.*.................................    990       8,296
 Texas Industries, Inc. ....................................    570      19,602
 Texas Regional Bancshares, Inc.--Class A...................    780      31,426
 The Cheesecake Factory*....................................    828      23,432
 The Men's Wearhouse, Inc.*.................................    690      19,044
 The Scotts Company--Class A*...............................    375      15,544
 THQ, Inc.*.................................................    450      26,834
 Three-Five Systems, Inc.*..................................    420       7,552
 Timberland Co.--Class A*...................................    285      11,260
 Timken Co. ................................................  1,425      24,140
 Titan Pharmaceuticals, Inc.*...............................    450      13,505
 Tollgrade Communications, Inc.*............................    240       6,840
 Tom Brown, Inc.*...........................................    675      16,200
 Too, Inc.*.................................................    720      19,728
 Tower Automotive, Inc.*....................................  1,245      12,761
 Transaction Systems Architects, Inc.*......................    825      12,788
 Transkaryotic Therapies, Inc.*.............................    450      13,253
 TransMontaigne, Inc.*......................................  2,625      15,225
 Travelocity.com, Inc.*.....................................    375      11,513
 Tredegar Corp..............................................    825      15,799
 Triad Hospitals, Inc.*.....................................  1,245      36,689
 Triangle Pharmaceuticals, Inc.*............................  1,080       5,054
 Trico Marine Services, Inc.*...............................    540       5,746
 Tricord Systems, Inc.*.....................................    420       1,138
 Trimble Navigation Ltd.*...................................    570      11,109
 Trimeris, Inc.*............................................    315      15,772
 Trinity Industries, Inc. ..................................  1,005      20,603

              See accompanying notes to the financial statements.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Small-Cap                                              June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Tupperware Corp. ..........................................  1,350 $    31,630
 Tweeter Home Entertainment Group, Inc.*....................    390      13,767
 U.S. Industries, Inc. .....................................  1,665       6,827
 UCAR International, Inc.*..................................  1,185      14,161
 UICI* .....................................................  1,185      15,109
 Ultratech Stepper, Inc.*...................................    420      10,773
 Unifi, Inc.*...............................................  1,560      13,260
 Unisource Energy Corp. ....................................  1,290      29,631
 United Bankshares, Inc. ...................................  1,140      30,552
 United Dominion Realty Trust, Inc. ........................  3,750      53,812
 United Rentals, Inc.*......................................    615      15,959
 United Stationers, Inc.*...................................    690      21,776
 United Television, Inc. ...................................    210      26,460
 Universal Corp. ...........................................    720      28,555
 Unova, Inc.*...............................................  2,220      15,274
 US Oncology, Inc.*.........................................  1,590      14,135
 USFreightways Corp. .......................................    615      18,143
 Valence Technology, Inc.*..................................    810       5,208
 Valspar Corp. .............................................    660      23,430
 ValueVision International, Inc.--Class A*..................    750      16,313
 Varian Medical Systems, Inc.*..............................    585      41,827
 Varian Semiconductor Equipment Associates, Inc.* ..........    645      27,089
 Varian, Inc.*..............................................    615      19,865
 Veeco Instruments, Inc.*...................................    450      17,887
 Venator Group, Inc.*.......................................  2,535      38,785
 Ventana Medical Systems, Inc.*.............................    345      10,868
 Veritas DGC, Inc.*.........................................    540      14,985
 Verity, Inc.*..............................................    585      11,671
 Viant Corp.*...............................................  1,455       2,721
 ViaSat, Inc.*..............................................    450      10,746
 Viasystems Group, Inc.*....................................    945       2,844
 Vical, Inc.*...............................................    540       7,549
 Vicor Corp.*...............................................    435       7,091
 Viewpoint Corp.*...........................................    825       7,013
 Vintage Petroleum, Inc. ...................................  1,035      19,355
 VISX, Inc.*................................................  1,065      20,608
 Wabash National Corp. .....................................  1,185      14,339
 Wackenhut Corp.--Class A*..................................    990      17,078
 Wallace Computer Services, Inc. ...........................    960      15,878
 Walter Industries, Inc. ...................................  1,245      14,816
 Washington Real Estate Investment Trust....................  1,815      42,907
 Wausau-Mosinee Paper Corp. ................................  1,605      20,688
 Wave Systems Corp.--Class A*...............................  1,050       5,639
 WD-40 Co. .................................................  1,125      29,362
 Webster Financial Corp. ...................................  1,425      46,711
 Wellman, Inc. .............................................    885      15,842
 Werner Enterprises, Inc. ..................................    870      21,098
 West Pharmaceutical Services, Inc. ........................    765      20,655
 Westamerica Bancorporation.................................    735      28,849
 Western Digital Corp.*.....................................  3,330      13,320
 Western Resources, Inc. ...................................  1,350      29,025
 Whitney Holding Corp. .....................................    735      34,472
 Whole Foods Market, Inc.*..................................  1,020      27,642
 Wisconsin Central Transport*...............................  1,215      20,327
 Wit Soundview Group, Inc.*.................................  2,445       4,474
 WMS Industries, Inc.*......................................    525      16,889
 Wolverine World Wide, Inc. ................................    990      17,691
 Worthington Industries, Inc................................  2,115      28,763

 Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

 Wyndham International, Inc.--Class A*..................      5,715 $    14,288
 XTO Energy, Inc........................................      1,890      27,122
 Xtra Corp.*............................................        435      21,576
 Yellow Corp.*..........................................        720      13,666
 York International Corp................................        690      24,164
 Zale Corp.*............................................        585      19,715
 Zebra Technologies Corp.*..............................        555      27,262
 Zenith National Insurance Corp.........................        795      21,465
 Zygo Corp.*............................................        255       5,674
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $14,213,648)....................................             14,701,706
                                                                    -----------
 U.S. Treasury Notes (24.1%)
                                                         Principal
                                                           Amount
                                                         ----------
 U.S. Treasury Note, 4.00%, 04/30/03.................... $4,797,000   4,779,761
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $4,779,812).....................................              4,779,761
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $18,993,460)(a) (98.2%).........................             19,481,467
 Other assets in excess of liabilities (1.8%)...........                352,705
                                                                    -----------
 TOTAL NET ASSETS (100.0%)..............................            $19,834,172
                                                                    ===========

-----
Percentages indicated are based on net assets of $19,834,172.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 Russell 2000 Future Contract expiring September 2001
  (Underlying face amount at value $5,157,600)...........     20     $83,921

-----
*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................ $ 792,850
      Unrealized depreciation........................................  (304,843)
                                                                      ---------
      Net unrealized appreciation.................................... $ 488,007
                                                                      =========

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small-Cap                                               June 30, 2001
(Unaudited)

The ProFund VP Small-Cap's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Aerospace & Defense.......................................................  0.2%
Agriculture...............................................................  0.1%
Airlines..................................................................  0.4%
Automotive................................................................  1.0%
Banking...................................................................  6.4%
Biotechnology.............................................................  2.3%
Building & Construction...................................................  2.6%
Business Services.........................................................  4.2%
Chemicals.................................................................  2.1%
Computer Services.........................................................  1.0%
Computer Software.........................................................  3.0%
Computers.................................................................  1.5%
Consumer Products.........................................................  1.3%
Containers & Packaging....................................................  0.6%
Electrical & Electronics..................................................  2.0%
Energy & Utilities........................................................  6.2%
Environmental Services....................................................  0.2%
Financial Services........................................................  1.9%
Food & Beverage...........................................................  1.9%
Health Care...............................................................  4.4%
Home Furnishings..........................................................  0.7%
Insurance.................................................................  1.6%
Machinery & Equipment.....................................................  3.3%
Media.....................................................................  1.8%
Metals & Mining...........................................................  1.5%
Office Equipment & Supplies...............................................  0.2%
Paper & Forest Products...................................................  0.4%
Pharmaceuticals...........................................................  3.2%
Real Estate...............................................................  0.5%
Real Estate Investment Trust..............................................  4.9%
Retail & Wholesale........................................................  5.0%
Semiconductors............................................................  2.2%
Telecommunications........................................................  1.7%
Textiles & Apparel........................................................  1.0%
Tobacco...................................................................  0.1%
Transportation............................................................  1.4%
Travel & Entertainment....................................................  1.3%
Other..................................................................... 25.9%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2001

Assets:
 Investments, at value (cost $18,993,460).........................  $19,481,467
 Cash.............................................................      252,907
 Dividends and interest receivable................................       44,565
 Variation margin on futures contracts............................       78,438
                                                                    -----------
 Total Assets.....................................................   19,857,377
Liabilities:
 Advisory fees payable............................................       10,400
 Management servicing fees payable................................        2,080
 Administrative servicing fees payable............................        2,773
 Distribution fees payable........................................        3,467
 Other accrued expenses...........................................        4,485
                                                                    -----------
 Total Liabilities................................................       23,205
                                                                    -----------
Net Assets........................................................  $19,834,172
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $19,352,943
 Accumulated net investment loss..................................          (45)
 Accumulated net realized losses on investments and futures
  contracts.......................................................      (90,654)
 Net unrealized appreciation on investments and futures
  contracts.......................................................      571,928
                                                                    -----------
Total Net Assets..................................................  $19,834,172
                                                                    ===========
 Shares of Beneficial Interest Outstanding........................      647,142
                                                                    ===========
 Net Asset Value (offering and redemption price per share)........  $     30.65
                                                                    ===========

 Statement of Operations
                            For the period May 2, 2001(a) through June 30, 2001

Investment Income:
 Dividends...........................................................  $ 18,537
 Interest............................................................     6,377
                                                                       --------
 Total Income........................................................    24,914
Expenses:
 Advisory fees.......................................................    10,400
 Management servicing fees...........................................     2,080
 Administrative servicing fees.......................................     2,773
 Distribution fees...................................................     3,467
 Custody fees........................................................     2,138
 Fund accounting fees................................................     2,888
 Transfer agent fees.................................................       363
 Other fees..........................................................       850
                                                                       --------
 Total expenses......................................................    24,959
                                                                       --------
Net Investment Loss .................................................       (45)
                                                                       --------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts............   (90,654)
 Net change in unrealized appreciation on investments and futures
  contracts..........................................................   571,928
                                                                       --------
 Net realized and unrealized gains on investments and futures
  contracts..........................................................   481,274
                                                                       --------
Increase in Net Assets Resulting from Operations.....................  $481,229
                                                                       ========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap

 Statement of Changes in Net Assets

                                                             For the period
                                                         May 2, 2001(a) through
                                                             June 30, 2001
                                                         ----------------------
                                                              (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss....................................      $        (45)
 Net realized losses on investments and futures
  contracts.............................................           (90,654)
 Net change in unrealized appreciation on investments
  and futures contracts.................................           571,928
                                                              ------------
 Net increase in net assets resulting from operations...           481,229
Capital Transactions:
 Proceeds from shares issued............................        54,188,536
 Cost of shares redeemed................................       (34,835,593)
                                                              ------------
 Net increase in net assets resulting from capital
  transactions..........................................        19,352,943
                                                              ------------
 Total increase in net assets...........................        19,834,172
Net Assets:
 Beginning of period....................................                --
                                                              ------------
 End of period..........................................      $ 19,834,172
                                                              ============
Share Transactions:
 Shares issued..........................................         1,794,732
 Shares redeemed........................................        (1,147,590)
                                                              ------------
 Net increase...........................................           647,142
                                                              ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap

 Financial Highlights

For a share of beneficial interest outstanding

                                                          For the period from
                                                         May 2, 2001(a) through
                                                             June 30, 2001
                                                         ----------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period....................      $     30.00
                                                              -----------
 Net investment loss....................................               --(b)
 Net realized and unrealized gain on investments and
  futures contracts.....................................             0.65
                                                              -----------
 Total income from investment operations................             0.65
                                                              -----------
Net Asset Value, End of Period..........................      $     30.65
                                                              ===========
Total Return............................................             2.17%(c)
Ratios/Supplemental Data:
Net assets, end of period...............................      $19,834,172
Ratio of expenses to average net assets.................             1.80%(d)
Ratio of net investment loss to average net assets......               --(d)
Portfolio turnover......................................              514%

-----
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                                 June 30, 2001
                                  (Unaudited)

1.Organization

  ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of sixty-eight separately managed series, forty of which are operational as of June 30th, 2001. These accompanying financial statements relate to the following portfolios:
  ProFund VP Bull, ProFund VP Europe 30 and ProFund VP Small-Cap (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP Bull and ProFund VP Small-Cap commenced operations on May 2, 2001.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  Investment Valuation

  Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities are valued at amortized cost which approximates market value.

  For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

  Repurchase Agreements

  Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

  The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

  Futures Contracts

  The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery
                                   Continued

PROFUNDS VP

                                 June 30, 2001
                                  (Unaudited)

  of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as realized gains or losses when cash is exchanged.

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Index Options

  The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

  Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Expenses

  Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

  Distributions to Shareholders

  The ProFunds VP will distribute net investment income and net realized gains, if any, at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

  Federal Income Tax

  Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.
                                   Continued

PROFUNDS VP

                  Notes to Financial Statements, (concluded)
                                 June 30, 2001
                                  (Unaudited)


3.Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

  For its services as Administrator, BISYS receives a fee based on the average daily net assets of each of the ProFunds VP. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

  ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

  Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

  The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with ING Insurance Corporation ("ING") pursuant to which ING will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays ING a quarterly fee equal on an annual basis to 0.20% of the average daily net assets of each ProFund VP that were invested in such Fund through ING's separate account.

  Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

4.Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended June 30, 2001 were as follows:

                                                        Purchases      Sales
                                                       ------------ ------------
   ProFund VP Bull.................................... $  7,227,236 $  2,434,619
   ProFund VP Europe 30............................... $170,143,597 $152,716,111
   ProFund VP Small-Cap............................... $ 53,251,691 $ 34,086,694

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